Restructuring and Integration Costs - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expense Of Restructuring Activities [Line Items]
Depreciation, amortisation and impairment costs	£ (11)	£ 151	£ 63
Impairment	54	226
Reynolds American Inc.
Expense Of Restructuring Activities [Line Items]
Reversal of accrual related to shareholders litigation claims	59
Factory Rationalisation Partial Reversal Of Previously Estimated Impairment
Expense Of Restructuring Activities [Line Items]
Depreciation, amortisation and impairment costs	(25)
Myanmar
Expense Of Restructuring Activities [Line Items]
Quantum initiatives charge	27
Quantum initiatives foreign exchange reclassified from equity included in total charge	£ 4
Indonesia | Machinery
Expense Of Restructuring Activities [Line Items]
Impairment		£ 69